Financial Risk Management Objectives and Policies (Details) - Schedule of Contractual Discounted Cash Flows - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Financial Risk Management Objectives and Policies (Details) - Schedule of Contractual Discounted Cash Flows [Line Items]
Trade and other payables	$ 798,743	$ 748,980
Lease liabilities	189,092	209,787
Total	987,835	958,767
6 - 12 months [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of Contractual Discounted Cash Flows [Line Items]
Trade and other payables
Lease liabilities	19,602	17,382
Total	19,602	17,382
Between 1 and 2 years [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of Contractual Discounted Cash Flows [Line Items]
Trade and other payables
Lease liabilities	40,556	35,962
Total	40,556	35,962
Between 2 and 5 years [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of Contractual Discounted Cash Flows [Line Items]
Trade and other payables
Lease liabilities	109,769	139,449
Total	109,769	139,449
Over 5 years [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of Contractual Discounted Cash Flows [Line Items]
Trade and other payables
Lease liabilities
Total
Less than 6 months [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of Contractual Discounted Cash Flows [Line Items]
Trade and other payables	798,743	748,980
Lease liabilities	19,165	16,994
Total	817,908	765,974
Total contractual cash flows [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of Contractual Discounted Cash Flows [Line Items]
Trade and other payables	798,743	748,980
Lease liabilities	189,092	209,787
Total	$ 987,835	$ 958,767